Operating Leases - Schedule of Operating Lease (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Schedule of Operating Lease [Abstract]
Right-of-use assets, costs	$ 40,789		$ 163,592
Accumulated amortization	(24,143)		(47,596)
Disposal due to early termination			(83,285)
Right-of-use assets, net	16,646		32,711
Operating lease liabilities - current portion	20,800		41,019
Total	20,800		$ 41,019
Operating cash flows used in operating leases	20,219	$ 19,670
Right-of-use assets obtained in exchange for new operating lease liabilities
Weighted-average remaining lease term - operating leases	6 months	2 years 4 months 24 days
Weighted-average discount rate - operating leases	3.375%	3.375%